Regulatory Matters and Stockholders' Equity (Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Regulatory Matters and Stockholders' Equity [Abstract]
Total capital (to risk weighted assets), Amount	$ 132,507	$ 122,917
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	75,674	70,248
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 94,593	$ 87,810
Total capital (to risk weighted assets), Ratio	14.01%	14.00%
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital (to risk weighted assets), Amount	$ 123,999	$ 114,465
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	56,756	52,686
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 75,674	$ 70,248
Tier 1 capital (to risk weighted assets), Ratio	13.11%	13.04%
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	6.00%	6.00%
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	8.00%
Common Equity Tier 1 capital (to risk-weighted assets), amount	$ 123,999	$ 114,465
Common Equity Tier 1 capital (to risk-weighted assets), for Capital Adequacy Purposes, amount	42,567	39,515
Common Equity Tier 1 capital (to risk-weighted assets) to be Well Capitalized under Prompt Corrective Action Provision, amount	$ 61,485	$ 57,077
Common Equity Tier 1 capital (to risk-weighted assets), Ratio	13.11%	13.04%
Common Equity Tier 1 capital (to risk-weighted assets) For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Common Equity Tier 1 capital (to risk-weighted assets) to be Well Capitalized under Prompt Corrective Action Provision	6.50%	6.50%
Tier 1 capital (to average assets), Amount	$ 123,999	$ 114,465
Tier 1 capital (to average assets) For Capital Adequacy Purposes, Amount	48,735	46,619
Tier 1 capital (to average assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 60,918	$ 58,273
Tier 1 capital (to average assets), Ratio	10.18%	9.82%
Tier 1 capital (to average assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 capital (to average assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%